Inventories and Contracts in Progress	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories and Contracts in Progress
INVENTORIES & CONTRACTS IN PROGRESS

(dollars in millions)	2014	2013
Raw materials	$2,056	$1,983
Work-in-process	3,596	4,600
Finished goods	3,776	3,360
Contracts in progress	8,189	7,929
	17,617	17,872
Less:
Progress payments, secured by lien, on U.S. Government contracts	(300)	(279)
Billings on contracts in progress	(7,452)	(7,263)
	$9,865	$10,330

Raw materials, work-in-process and finished goods are net of valuation reserves of $863 million and $1,025 million as of December 31, 2014 and 2013, respectively. Contracts in progress principally relate to elevator and escalator contracts and include costs of manufactured components, accumulated installation costs and estimated earnings on incomplete contracts.
During the quarter ended June 30, 2014, Sikorsky and the Canadian Government signed amendments to their existing contracts for development, production and support of the CH-148 helicopter. These amendments included significant changes in program scope, governance and delivery methodology. Accordingly, in the second quarter of 2014 we recognized a change in estimate on this program resulting in the liquidation of approximately $1.3 billion of inventory, including all capitalized contract development costs related to this program. As of December 31, 2013, inventory included approximately $740 million of capitalized contract development costs related to this program.
Inventory also includes capitalized contract development costs related to certain aerospace programs at UTC Aerospace Systems. As of December 31, 2014 and 2013, these capitalized costs were $141 million and $159 million, respectively, which will be liquidated as production units are delivered to the customer.
Our sales contracts in many cases are long-term contracts expected to be performed over periods exceeding twelve months. At December 31, 2014 and 2013, approximately 69% of total inventories and contracts in progress have been acquired or manufactured under such long-term contracts, a portion of which is not scheduled for delivery within the next twelve months.